FEDERAL FUNDS, SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS- Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Securities purchased under agreements to resell
Gross amounts of recognized assets	$ 176,284	$ 176,167
Gross amounts offset on the Consolidated Balance Sheet	44,811	56,390
Net amounts of assets included on the Consolidated Balance Sheet	131,473	119,777
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	102,874	92,039
Net amounts	28,599	27,738
Deposits paid for securities borrowed
Gross amounts of recognized assets	105,340	99,873
Net amounts of assets included on the Consolidated Balance Sheet	105,340	99,873
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	16,200	16,619
Net amounts	89,140	83,254
Total
Total	281,624	276,040
Gross amounts offset on the Consolidated Balance Sheet	44,811	56,390
Net amounts of assets included on the Consolidated Balance Sheet	236,813	219,650
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	119,074	108,658
Net amounts	117,739	110,992
Securities sold under agreements to repurchase
Gross amounts of recognized liabilities	170,496	188,040
Gross amounts offset on the Consolidated Balance Sheet	44,811	56,390
Net amounts of liabilities included on the Consolidated Balance Sheet	125,685	131,650
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	63,517	60,641
Net amounts	62,168	71,009
Deposits received for securities loaned
Gross amounts of recognized liabilities	15,958	14,657
Net amounts of liabilities included on the Consolidated Balance Sheet	15,958	14,657
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	3,529	3,226
Net amounts	12,429	11,431
Total
Gross amounts of recognized liabilities	186,454	202,697
Gross amounts offset on the Consolidated Balance Sheet	44,811	56,390
Net amounts of liabilities included on the Consolidated Balance Sheet	141,643	146,307
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	67,046	63,867
Net amounts	$ 74,597	$ 82,440